Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025
Perkins Discovery Fund (Investor Class Shares) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.13%)	8.46%	4.70%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	6.80%	16.77%	10.50%
Dow Jones U.S. Micro-Cap Total Stock Market Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(5.72%)	6.65%	1.76%